Common Shares - Vesting schedule of restricted stock (Details) - Employees [Member] - 2013 Equity Incentive Plan [Member] - Restricted Stock [Member]	1 Months Ended
Dec. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	9,973,799
First vesting period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	360,439
Second vesting period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	670,262
Third vesting period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	1,258,576
Fourth vesting period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	1,395,762
Fifth vesting period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	670,262
Sixth vesting period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	1,258,576
Seventh vesting period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	1,395,762
Eighth vesting period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	670,259
Ninth vesting period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	1,258,578
Tenth vesting period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting shares (in shares)	1,035,323